Share-based payments - Share options (Details)		12 Months Ended
	Jan. 26, 2017 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Share-based payments
Number of share options granted in share-based payment arrangement		687,255	580,440
Share Option Plan
Share-based payments
Number of share options granted in share-based payment arrangement	2,627,163
Number of other equity instruments outstanding in share-based payment arrangement		1,522,362	1,109,943
Number of each option granted to purchase common shares | shares		1
Number of trading shares preceding the date the share option granted | shares		5
Maximum term of share options granted		10 years
Maximum period of share options vested		4 years